Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

China Customer Relations Centers, Inc. (the “Company”), was incorporated on March 6, 2014 under the laws of British Virgin Islands. China BPO Holdings Limited (“CBPO”), the Company’s 100% owned subsidiary, was established in Hong Kong on March 28, 2014 as a limited liability company. Other than the equity interest in CBPO, the Company does not own any material assets or liabilities except for cash and cash equivalents, as disclosed in the table at page F-11 or conduct any operations. CBPO holds all of the outstanding equity interest in Shandong Juncheng Information Technology Co., Ltd., a company established on August 19, 2014 in the People’s Republic of China (“PRC”) as a wholly foreign owned enterprise (“WFOE”). Other than the equity interest in WFOE, CBPO does not own any material assets or liabilities except for cash and cash equivalents and long term investment, as disclosed in the table at page F-11 or conduct any operations. Shandong Taiying Technology Co., Ltd (“Taiying”) was incorporated on December 18, 2007 as a domestic Chinese corporation. Taiying and its wholly owned or majority owned subsidiaries are engaged in business process outsourcing (“BPO”), acting as a service provider focusing on the complex voice-based and online-based segment of customer care services, including customer relationship management, sales, customer retention, marketing surveys and research for some of China’s big enterprises.

The Company does not conduct any substantive operations of its own, rather, it conducts its primary business operations through WFOE, which in turn, conducts its business substantially through Taiying. Effective control over Taiying was transferred to the Company through the series of contractual arrangements without transferring legal ownership in Taiying (“reorganization”). As a result of these contractual arrangements, the Company maintained the ability to approve decisions made by Taiying and was entitled to substantially all of the economic benefits of Taiying.

Under the laws and regulations of the PRC, foreign persons and foreign companies are restricted from investing directly in certain businesses within the PRC. Call center businesses are subject to these restrictions on foreign investment. In order to comply with these laws and regulations, on September 3, 2014, Taiying and its sole shareholder, Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”), entered into an entrusted management agreement with WFOE, which provides that WFOE will be entitled to the full guarantee for the performance of such contracts, agreements or transactions entered into by Taiying. WFOE is also entitled to receive the residual return of Taiying. As a result of the agreement, WFOE will absorb 100% of the expected losses and gains of Taiying.

WFOE also entered into a pledge of equity agreement with Taiying’s sole shareholder, Beijing Taiying, who pledged all its equity interest in these entities to WFOE. The pledge of equity agreement, which was entered into by Beijing Taiying, pledged its equity interest in WFOE as a guarantee for the entrustment payment under the Entrusted Management Agreement. The provincial Administration for Industry and Commerce approved and registered such pledge of equity by which WFOE owns the right of pledge legally.

In addition, WFOE entered into an option agreement to acquire its sole shareholder’s equity interest in these entities at such times as it may wish to do so.

The followings are brief descriptions of contracts entered between WFOE, Taiying and its sole shareholder, Beijing Taiying:

(1) Entrusted Management Agreement. The domestic companies, WFOE, Taiying and its sole shareholder, Beijing Taiying, have entered into an Entrusted Management Agreement, which provides that WFOE will be fully and exclusively responsible for the management of Taiying. As consideration for such services, Taiying has agreed to pay WFOE the management fee during the term of this agreement and the management fee shall be equal to Taiying’s estimated earnings before tax. Also, WFOE will assume all operating risks related to this entrusted management service to Taiying and bear all losses of Taiying. The term of this agreement will be from the effective date thereof to the earlier of the following: (1) the winding up of Taiying, or (2) the termination date of this Agreement to be determined by the parties hereto, or (3) the date on which WFOE completes the acquisition of Taiying.

(2) Exclusive Option Agreement. Taiying and its sole shareholder, Beijing Taiying, have entered into an Exclusive Option Agreement with WFOE, which provides that WFOE will be entitled to acquire such shares from the current shareholder upon certain terms and conditions, meanwhile WFOE will be entitled an irrevocable exclusive purchase option to purchase all or part of the assets and business of Taiying, if such a purchase is or becomes allowable under PRC laws and regulations. The Exclusive Option Agreement also prohibits the current shareholder of Taiying as well as Taiying from transferring any portion of their equity interests, business or assets to anyone other than WFOE. WFOE has not yet taken any corporate action to exercise this right of purchase, and there is no guarantee that it will do so or will be permitted to do so by applicable law at such times as it may wish to do so.

(3) Shareholder’s Voting Proxy Agreement. The sole shareholder of Taiying has executed a Shareholder’s Voting Proxy Agreement to irrevocably appoint the persons designated by WFOE with the exclusive right to exercise, on its behalf, all of its Voting Rights in accordance with the laws and Taiying’s Articles of Association, including but not limited to the rights to sell or transfer all or any of its equity interests of Taiying, and to appoint and elect the directors and Chairman as the authorized legal representative of Taiying. This agreement will be only terminated prior to the completion of acquisition of all of the equity interests in, or all assets or business of Taiying.

(4) Pledge of Equity Agreement. WFOE and the sole shareholder of Taiying have entered into a Pledge of Equity Agreement, pursuant to which the sole shareholder pledge all of its shares (100%) of Taiying, as appropriate, to WFOE. If Taiying or its sole shareholder breaches their respective contractual obligations in the “Entrusted Management Agreement”, “Exclusive Option Agreement” and “Shareholder’s Voting Proxy Agreement”, WFOE as Pledgee, will be entitled to certain rights to foreclose on the pledged equity interests. Such Taiying shareholder cannot dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

Upon executing the above agreements, Taiying is considered a Variable Interest Entity (“VIE”) and WFOE is the primary beneficiary. Accordingly, Taiying is consolidated into WFOE under the guidance of FASB Accounting Standards Codification (“ASC”) 810, Consolidation.

Except for the disclosed above, there are no arrangements that could require the Company to provide financial support to Taiying, including events or circumstances that could expose the Company to a loss. As stated in the disclosure of various agreements between the Company and Taiying, the Company has rights to acquire any portion of the equity interests of Taiying. Also, the Company may allocate its available funds to Taiying for business purposes. There are no fixed terms of such arrangements.

Although the structure the Company has adopted is consistent with longstanding industry practice, and is commonly adopted by comparable companies in China, the PRC government may not agree that these arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. There are uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Company’s contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements. If the Company or any of its variable interest entities are found to be in violation of any existing or future PRC laws, rules or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including levying fines, revoking business and other licenses of the Company’s variable interest entities, requiring the Company to discontinue or restrict its operations, restricting its right to collect revenue, requiring the Company to restructure its operations or taking other regulatory or enforcement actions against the Company. In addition, it is unclear what impact the PRC government actions would have on the Company and on its ability to consolidate the financial results of its variable interest entities in the consolidated financial statements, if the PRC government authorities were to find the Company’s legal structure and contractual arrangements to be in violation of PRC laws, rules and regulations. If the imposition of any of these government actions causes the Company to lose its right to direct the activities of Taiying and through Taiying’s equity interest in its subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the Taiying and its subsidiaries.

Immediately before and after the reorganization, the shareholder of Taiying controlled Taiying and the Company; therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

As of the filing date, the Company’s subsidiaries and variable interest entities are as follows:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, (“CBPO”)	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. (“WFOE”)	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. (“Taiying”)	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. (“Central BPO”)	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. (“JTTC”)	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. (“HTCC”)	April 20, 2010	PRC	51% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. (“SCBI”)	August 9, 2012	PRC	100% (5)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company (“STTCB”)	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. (“JCBI”)	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. (“ATIT”)	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. (“JTIS”)	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. (“NTEB”)	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Jiangxi Taiying Technology Co., Ltd. (“JXTT”)	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China

Xinjiang Taiying Technology Co., Ltd (“XTTC”)	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China

Beijing Taiying Technology Co., Ltd. (“BTTC”)	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Shenggu E-commerce Co., Ltd. (“ZSEC”)	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

Baoding Taiying Information Technology Service Co., Ltd. (“BTIT”)	June 16, 2017	PRC	100% (2)	BPO service provider principally serves Hebei Province, China

Sichuan Taiying Technology Co., Ltd. (“STTC”)	November 8, 2017	PRC	100% (2)	BPO service provider principally serves Sichuan Province, China

Global Telecare Services Limited (“GTSL”)	February 17, 2017	Hong Kong	100% (2)	Holding company for future acquisition of foreign businesses

Guangxi Taiying Information Technology Co., Ltd. (“GTTC”)	March 28, 2018	PRC	100% (2)	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China

Guangdong Taiying Technology Co., Ltd. (“GDTT”)	September 6, 2018	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Shandong Taiying Technology Wuhan Branch Company (“STTWB”)	November 8, 2018	PRC	100% (2)	BPO service provider principally serves Hubei Province

Shandong Taiying Technology Chuzhou Branch Company (“STTCZB”)	January 28, 2019	PRC	100% (2)	BPO service provider principally serves Anhui Province

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd.

(5) Wholly-owned subsidiary of Central BPO

As of December 31, 2018 and 2017, the assets and liabilities in the Company’s balance sheets relate to CCRC, CBPO, and WOFE are as follows:

	December 31, 2018			December 31, 2017
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash and cash equivalents	$579,490	$17,219	$4,729,713	$1,209,530	$12,219	$5,021,541
Other receivables	2,035	-	73	2,035	-	544
Prepayments	109,583	-	9,730	-	-	-
Income taxes recoverable	-	-	11,942	-	-	-
Long term investment	-	5,000,000	-	-	5,000,000	-
Property and equipment, net	-	-	15,084	-	-	-

Liabilities
Other payables	$34,797	$57,000	$34,809	$15,295	$52,000	$-
Wages payable	100,000	-	130,882	-	-	-

As of December 31, 2018 and 2017, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the Company’s VIE and VIE’s subsidiaries is as follows:

	December 31, 2018	December 31, 2017
ASSETS
Cash and cash equivalents	$19,093,490	$12,385,075
Accounts receivable, net	30,050,506	23,689,583
Notes receivable – related party	-	968,277
Prepayments	1,570,522	1,217,149
Prepayment, related party	91,618	-
Due from related parties, net	199,994	219,051
Income taxes recoverable	516,053	-
Other current assets	1,957,815	1,082,350
Total current assets of VIE and its subsidiaries	53,479,998	39,561,485
Equity investments	3,491,653	3,688,676
Property and equipment, net	8,275,376	6,067,338
Deferred tax assets	486,009	313,463
Total non-current assets of VIE and its subsidiaries	12,253,038	10,069,477
Total assets of VIE and its subsidiaries	$65,733,036	$49,630,962

LIABILITIES
Accounts payable	$610,724	$495,177
Accounts payable - related parties	162,112	46,661
Accrued liabilities and other payables	5,546,553	4,657,528
Deferred revenue	361,636	607,660
Wages payable	6,851,256	5,565,078
Income taxes payable	364,157	541,321
Short term loans	3,635,623	3,842,371
Total current liabilities of VIE and its subsidiaries	17,532,061	15,755,796
Total liabilities of VIE and its subsidiaries	$17,532,061	$15,755,796